Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Operating Segments
Table 19.1 presents our results by operating segment.
Table 19.1: Operating Segments

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2025
Net interest income (2)	$29,183	7,902	7,557	3,684	(539)	(303)	47,484
Noninterest income	8,179	4,076	11,675	12,644	1,286	(1,645)	36,215
Total revenue	37,362	11,978	19,232	16,328	747	(1,948)	83,699
Provision for credit losses	3,362	288	74	—	(66)	—	3,658
Personnel expense	14,091	3,957	6,104	11,061	1,068	—	36,281
Nonpersonnel expense	9,424	2,120	3,332	2,457	1,228	—	18,561
Total noninterest expense	23,515	6,077	9,436	13,518	2,296	—	54,842
Income (loss) before income tax expense (benefit)	10,485	5,613	9,722	2,810	(1,483)	(1,948)	25,199
Income tax expense (benefit)	2,620	1,421	2,439	691	(1,382)	(1,948)	3,841
Net income (loss) before noncontrolling interests	7,865	4,192	7,283	2,119	(101)	—	21,358
Less: Net income from noncontrolling interests	—	8	—	—	12	—	20
Net income (loss)	$7,865	4,184	7,283	2,119	(113)	—	21,338
Year ended December 31, 2024
Net interest income (2)	$28,303	9,096	7,935	3,473	(791)	(340)	47,676
Noninterest income	7,898	3,682	11,409	11,963	1,129	(1,461)	34,620
Total revenue	36,201	12,778	19,344	15,436	338	(1,801)	82,296
Provision for credit losses	3,561	290	521	(22)	(16)	—	4,334
Personnel expense	13,864	4,090	6,067	10,424	1,284	—	35,729
Nonpersonnel expense	9,410	2,100	2,962	2,460	1,937	—	18,869
Total noninterest expense	23,274	6,190	9,029	12,884	3,221	—	54,598
Income (loss) before income tax expense (benefit)	9,366	6,298	9,794	2,574	(2,867)	(1,801)	23,364
Income tax expense (benefit)	2,357	1,599	2,456	672	(1,884)	(1,801)	3,399
Net income (loss) before noncontrolling interests	7,009	4,699	7,338	1,902	(983)	—	19,965
Less: Net income from noncontrolling interests	—	10	—	—	233	—	243
Net income (loss)	$7,009	4,689	7,338	1,902	(1,216)	—	19,722
Year ended December 31, 2023
Net interest income (2)	$30,185	10,034	9,498	3,966	(888)	(420)	52,375
Noninterest income	7,734	3,415	9,693	10,725	431	(1,776)	30,222
Total revenue	37,919	13,449	19,191	14,691	(457)	(2,196)	82,597
Provision for credit losses	3,299	75	2,007	6	12	—	5,399
Personnel expense	14,626	4,366	5,910	9,746	1,181	—	35,829
Nonpersonnel expense	9,398	2,189	2,708	2,318	3,120	—	19,733
Total noninterest expense	24,024	6,555	8,618	12,064	4,301	—	55,562
Income (loss) before income tax expense (benefit)	10,596	6,819	8,566	2,621	(4,770)	(2,196)	21,636
Income tax expense (benefit)	2,657	1,704	2,140	657	(2,355)	(2,196)	2,607
Net income (loss) before noncontrolling interests	7,939	5,115	6,426	1,964	(2,415)	—	19,029
Less: Net income (loss) from noncontrolling interests	—	11	—	—	(124)	—	(113)
Net income (loss)	$7,939	5,104	6,426	1,964	(2,291)	—	19,142

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	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2025 (3)
Loans (average)	$322,052	223,399	293,089	86,019	2,932	—	927,491
Assets (average)	356,372	246,205	667,299	92,681	623,701	—	1,986,258
Deposits (average)	779,994	178,432	206,251	127,257	55,311	—	1,347,245

Loans (period-end)	332,481	228,627	333,509	90,635	915	—	986,167
Assets (period-end)	373,494	252,001	787,751	96,721	638,664	—	2,148,631
Deposits (period-end)	790,962	190,004	224,146	147,616	73,479	—	1,426,207
Year ended December 31, 2024
Loans (average)	$325,163	223,057	277,039	83,005	7,112	—	915,376
Assets (average)	360,907	245,707	568,035	90,024	652,024	—	1,916,697
Deposits (average)	774,660	172,129	192,592	107,689	98,845	—	1,345,915

Loans (period-end)	321,430	223,318	278,680	84,340	4,977	—	912,745
Assets (period-end)	361,663	246,569	597,278	90,536	633,799	—	1,929,845
Deposits (period-end)	783,490	188,650	212,948	127,008	59,708	—	1,371,804
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for affordable housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)Net interest income is interest earned on assets minus the interest paid on liabilities to fund those assets. Segment interest earned includes actual interest income on segment assets as well as a funding credit for their deposits. Segment interest paid on liabilities includes actual interest expense on segment liabilities as well as a funding charge for their assets.
(3)In third quarter 2025, we prospectively transferred approximately $8 billion of loans and approximately $6 billion of deposits related to certain business customers from the Commercial Banking operating segment to Consumer, Small and Business Banking in the Consumer Banking and Lending operating segment.